31. Risks and Financial Instruments (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	R$ (5,286.6)	R$ (3,837.2)
CDI
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(4,446.8)	(3,003.3)
CDI | Cash equivalents
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	4,821.6	3,837.8
CDI | Financial investments
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	1,153.0	1,174.5
CDI | Asset position of foreign exchange hedging instruments—CDI
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	29.9	28.3
CDI | Loans and debentures
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(7,987.3)	(5,862.3)
CDI | Liability position of foreign exchange hedging instruments—CDI
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(1,877.4)	(2,181.6)
CDI | Liability position of hedging instruments from pre-fixed interest to CDI
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(586.6)	0.0
TJLP
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(301.9)	(404.4)
TJLP | Loans - TJLP
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(301.9)	(404.4)
LIBOR
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(434.2)	(320.4)
LIBOR | Asset position of foreign exchange hedging instruments—LIBOR
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	984.3	1,149.7
LIBOR | Loans - LIBOR
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(1,418.5)	(1,470.1)
TIIE
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(3.4)	(9.6)
TIIE | Loans - TIIE
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(3.4)	(9.6)
SELIC
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	(100.3)	(99.5)
SELIC | Loans - SELIC
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Net liability position	R$ (100.3)	R$ (99.5)